Stock Options and Warrants (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	387,500	2,175,000
Available for grant, shares	1,307,500	1,180,000	1,484,100
2013 Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares initially reserved for issuance	1,500,000
Options granted	552,500
Shares granted	537,500
Available for grant, shares	410,000
Compensation cost	272,804	94,998